Related-party transactions and balances, Key Management Personnel Compensation (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Key management personnel compensation [Abstract]
Key management personnel compensation, short-term employee benefits	$ 14,066,344	$ 13,185,131	$ 17,384,930